Cash And Bank Balances And Restricted Cash	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash And Bank Balances And Restricted Cash
16.	CASH AND BANK BALANCES AND RESTRICTED CASH

(a)	Cash and cash equivalents

	As of December 31,
	2021	2022
	HK$	HK$
Cash and cash equivalents:
—Cash on hand	595,992	1,497
—General bank accounts	525,610,116	1,078,409,838

Total cash and cash equivalents	526,206,108	1,078,411,335

Cash and cash equivalents include demand deposits at banks, earn interest at floating rates based on daily bank deposit rates for all the periods. The bank balances are deposited with creditworthy banks with no recent history of default.

(b)	Restricted cash
As at December 31, 2022, restricted deposits held at banks amounted to HK$3,239,362
, which would be used to settle certain payables to vendors.